Summary of Significant Accounting Policies - Summary of Account Receivable and Allowance for Credit Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance	¥ 67,096	¥ 12,507	¥ 6,719
Current period provision	67,654	69,731	10,039
Write-offs	(13,043)	(15,142)	(4,251)
Ending balance	¥ 121,707	¥ 67,096	12,507
Adoption of ASC Topic 326 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance			4,645
Adoption of ASC Topic 326			¥ 2,074